LONG TERM INVESTMENTS (Details Textual) (USD $)	12 Months Ended									12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Cwn Capital Inc [Member]	Dec. 31, 2013 Cwn Capital Inc [Member]	Dec. 31, 2012 Cwn Capital Inc [Member]	Dec. 31, 2011 Cwn Capital Inc [Member]	Dec. 18, 2010 Cwn Capital Inc [Member]	Dec. 31, 2010 Cwn Capital Inc [Member] Company Controlled By Director One [Member]	Oct. 01, 2010 Cwn Capital Inc [Member] Company Controlled By Director One [Member]	Dec. 31, 2010 Cwn Capital Inc [Member] Company Controlled By Director Two [Member]	Dec. 18, 2010 Cwn Capital Inc [Member] Company Controlled By Director Two [Member]
Investment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction					23.80%					50.00%		23.80%
Sale of Stock, Number of Shares Issued in Transaction					80,000					25,000		55,000
Sale of Stock, Price Per Share											$ 0.01		$ 1.00
Retained Interest, Fair Value Disclosure									$ 112,218
Loss on dilution of CWN Capital				128,356
Equity pick up	(197,276)	166,735	192,399	13,897
Equity Method Investments					$ 126,115	$ 147,806	$ 372,860	$ 270,371